Employee benefit obligations - Ranges of assumptions (Details) - Defined benefit plan	Dec. 31, 2020	Dec. 31, 2019
United States
Assumptions and sensitivities
Rates of inflation	2.50%	2.50%
Rates of increase in salaries	3.00%	3.00%
Discount rates	2.55%	3.40%
Germany
Assumptions and sensitivities
Rates of inflation	1.50%	1.50%
Rates of increase in salaries	2.50%	2.50%
Germany | Minimum
Assumptions and sensitivities
Discount rates		1.20%
Germany | Maximum
Assumptions and sensitivities
Discount rates		1.48%
United Kingdom
Assumptions and sensitivities
Rates of inflation	2.75%	2.90%
Rates of increase in salaries	2.25%	2.00%